FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Of Financial Instruments
Derivative Liability, beginning	$ 1,243,788	$ 0
Convertible Notes	3,572,514	1,225,906
Change in fair Value	(1,069,175)	(143,697)
Conversions	(1,174,751)	(161,579)
Derivative Liability, ending	$ 2,572,376	$ 1,243,788